Investment In Equity Method Investees - Additional Information (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) INVESTMENT	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0	$ 0
Number of holding investments | Investment | INVESTMENT	3
PMPI [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0	$ 0	$ 0
Percentage of preferred return for the controlling	20.00%	20.00%	20.00%
Percentage of recovery claims for the controlling	50.00%	50.00%	50.00%
Percentage of costs allocated to non controlling	100.00%	100.00%	100.00%
MAO [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0	$ 0	$ 0
Equity method investment ownership percentage	50.00%	50.00%	50.00%
MSO [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 0	$ 0	$ 0
Equity method investment ownership percentage	50.00%	50.00%	50.00%